Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories
Finished products	$ 2,797	$ 2,219
Work in progress	690	648
Consumable inventory	956	1,059
Total	4,443	3,926
Reversal (provision) for net realizable value	$ 4	$ (86)	$ (199)